Share Capital Warrants Outstanding (Details) - $ / shares			9 Months Ended
	Sep. 08, 2021	Aug. 25, 2021	Sep. 30, 2021
Class of Warrant or Right [Line Items]
Warrant Term	5 years
Exercise Price of Warrants	$ 9.50
Warrant, Outstanding	11,299,000
August 11, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term			5 years
Exercise Price of Warrants			$ 42.00
Warrant, Outstanding			37,500
Warrant expiration date			Aug. 11, 2022
August 16, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term			5 years
Exercise Price of Warrants			$ 42.00
Warrant, Outstanding			11,876
Warrant expiration date			Aug. 16, 2022
August 22, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term			5 years
Exercise Price of Warrants			$ 42.00
Warrant, Outstanding			25,625
Warrant expiration date			Aug. 22, 2022
April 17, 2023 [Member]
Class of Warrant or Right [Line Items]
Warrant Term			5 years
Exercise Price of Warrants			$ 5.60
Warrant, Outstanding			111,563
Warrant expiration date			Apr. 17, 2023
March 23, 2023 [Member]
Class of Warrant or Right [Line Items]
Warrant Term			3 years
Exercise Price of Warrants			$ 0.60
Warrant, Outstanding			31,000
Warrant expiration date			Mar. 23, 2023
April 30, 2025 [Member]
Class of Warrant or Right [Line Items]
Warrant Term			5 years
Exercise Price of Warrants			$ 0.92
Warrant, Outstanding			579,500
Warrant expiration date			Apr. 30, 2025
May 27, 2026
Class of Warrant or Right [Line Items]
Warrant Term			5 years
Exercise Price of Warrants			$ 1.375
Warrant, Outstanding			224,000
Warrant expiration date			May 27, 2026
July 2, 2021
Class of Warrant or Right [Line Items]
Warrant Term			3 years
Exercise Price of Warrants			$ 4.00
Warrant, Outstanding			2,000,000
August 25, 2021 A
Class of Warrant or Right [Line Items]
Warrant Term		3 years	3 years
Exercise Price of Warrants		$ 6.50	$ 6.50
Warrant, Outstanding		106,958	2,595,488
Warrant expiration date			Aug. 25, 2024
August 25, 2021 B
Class of Warrant or Right [Line Items]
Warrant Term		3 years	3 years
Exercise Price of Warrants		$ 7.50	$ 7.50
Warrant, Outstanding		106,958	2,595,488
Warrant expiration date			Aug. 25, 2024
September 8, 2021
Class of Warrant or Right [Line Items]
Warrant Term			5 years
Exercise Price of Warrants			$ 9.50
Warrant, Outstanding			11,299,999
Warrant expiration date			Sep. 08, 2026
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant, Outstanding			19,512,039